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CERTIFICATION OF NO CHANGE IN DEFINITIVE MATERIALS PURSUANT TO RULE 497(j) OF
THE SECURITIES ACT OF 1933

FILE NUMBER: 2-85454 and 811-3815
REGISTRANT: MANULIFE SERIES FUND, INC.

In lieu of filing under paragraph (b) or (c) of Section 497, the undersigned hereby certifies that:

(1) The form of prospectus that would have been filed under paragraph (b) or
(c) of this section would not have differed from that contained in the most recent registration statement or amendment, and

(2) The text of the most recent registration statement or amendment has been filed electronically.

Signatures

Manulife Series Fund, Inc. has caused this Certification to be signed on its behalf in the City of Toronto, Province of Ontario, Canada, on February 16, 1996.

Manulife Series Fund, Inc.


By:  /s/ Donald A. Guloien
     ---------------------------------
     Donald A. Guloien, President


Attest: /s/ Sheri L. Kocen
        ------------------------------
        Sheri L. Kocen